Significant Accounting Matters	6 Months Ended
Jun. 30, 2011
Significant Accounting Matters [Abstract]
Significant Accounting Matters
AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
CONDENSED NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING MATTERS

General

The unaudited condensed consolidated financial statements and footnotes were prepared in accordance with GAAP for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP for complete annual financial statements.

In the opinion of management, the unaudited condensed consolidated interim financial statements reflect all normal and recurring accruals and adjustments necessary for a fair presentation of our net income, financial position and cash flows for the interim periods. Net income for the three and six months ended June 30, 2011 is not necessarily indicative of results that may be expected for the year ending December 31, 2011. The condensed consolidated financial statements are unaudited and should be read in conjunction with the audited 2010 consolidated financial statements and notes thereto, which are included in our Form 10-K as filed with the SEC on February 25, 2011.

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether we are the primary beneficiary of a VIE, we consider factors such as equity at risk, the amount of the VIE's variability we absorb, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE and other factors. We believe that significant assumptions and judgments were applied consistently.

We are the primary beneficiary of Sabine, DCC Fuel, AEP Credit, Transition Funding and a protected cell of EIS. In addition, we have not provided material financial or other support to Sabine, DCC Fuel, Transition Funding, our protected cell of EIS and AEP Credit that was not previously contractually required. We hold a significant variable interest in DHLC and Potomac-Appalachian Transmission Highline, LLC West Virginia Series (West Virginia Series).

Sabine is a mining operator providing mining services to SWEPCo. SWEPCo has no equity investment in Sabine but is Sabine's only customer. SWEPCo guarantees the debt obligations and lease obligations of Sabine. Under the terms of the note agreements, substantially all assets are pledged and all rights under the lignite mining agreement are assigned to SWEPCo. The creditors of Sabine have no recourse to any AEP entity other than SWEPCo. Under the provisions of the mining agreement, SWEPCo is required to pay, as a part of the cost of lignite delivered, an amount equal to mining costs plus a management fee. In addition, SWEPCo determines how much coal will be mined each year. Based on these facts, management concluded that SWEPCo is the primary beneficiary and is required to consolidate Sabine. SWEPCo's total billings from Sabine for the three months ended June 30, 2011 and 2010 were $30 million and $30 million, respectively, and for the six months ended June 30, 2011 and 2010 were $64 million and $73 million, respectively. See the tables below for the classification of Sabine's assets and liabilities on our Condensed Consolidated Balance Sheets.

Our subsidiaries participate in one protected cell of EIS for approximately ten lines of insurance. EIS has multiple protected cells. Neither AEP nor its subsidiaries have an equity investment in EIS. The AEP System is essentially this EIS cell's only participant, but allows certain third parties access to this insurance. Our subsidiaries and any allowed third parties share in the insurance coverage, premiums and risk of loss from claims. Based on our control and the structure of the protected cell and EIS, management concluded that we are the primary beneficiary of the protected cell and are required to consolidate its assets and liabilities. Our insurance premium expense to the protected cell for the three months ended June 30, 2011 and 2010 was $80 thousand and $254 thousand, respectively, and for the six months ended June 30, 2011 and 2010 was $30 million and $18 million, respectively. See the tables below for the classification of the protected cell's assets and liabilities on our Condensed Consolidated Balance Sheets. The amount reported as equity is the protected cell's policy holders' surplus.

I&M has a nuclear fuel lease agreement with DCC Fuel LLC, DCC Fuel II LLC and DCC Fuel III LLC (collectively DCC Fuel). DCC Fuel was formed for the purpose of acquiring, owning and leasing nuclear fuel to I&M. DCC Fuel purchased the nuclear fuel from I&M with funds received from the issuance of notes to financial institutions. Each entity is a single-lessee leasing arrangement with only one asset and is capitalized with all debt. DCC Fuel LLC, DCC Fuel II LLC and DCC Fuel III LLC are separate legal entities from I&M, the assets of which are not available to satisfy the debts of I&M. Payments on the DCC Fuel LLC and DCC Fuel II LLC leases are made semi-annually and began in April 2010 and October 2010, respectively. Payments on the DCC Fuel III LLC lease are made monthly and began in January 2011. Payments on the DCC Fuel leases for the three months ended June 30, 2011 and 2010 were $38 million and $22 million, respectively, and for the six months ended June 30, 2011 and 2010 were $43 million and $22 million, respectively. The leases were recorded as capital leases on I&M's balance sheet as title to the nuclear fuel transfers to I&M at the end of the 48, 54 and 54 month lease term, respectively. Based on our control of DCC Fuel, management concluded that I&M is the primary beneficiary and is required to consolidate DCC Fuel. The capital leases are eliminated upon consolidation. See the tables below for the classification of DCC Fuel's assets and liabilities on our Condensed Consolidated Balance Sheets.

AEP Credit is a wholly-owned subsidiary of AEP. AEP Credit purchases, without recourse, accounts receivable from certain utility subsidiaries of AEP to reduce working capital requirements. AEP provides a minimum of 5% equity and up to 20% of AEP Credit's short-term borrowing needs in excess of third party financings. Any third party financing of AEP Credit only has recourse to the receivables securitized for such financing. Based on our control of AEP Credit, management has concluded that we are the primary beneficiary and are required to consolidate its assets and liabilities. See the tables below for the classification of AEP Credit's assets and liabilities on our Condensed Consolidated Balance Sheets. See “Securitized Accounts Receivable – AEP Credit” section of Note 11.

Transition Funding was formed for the sole purpose of issuing and servicing securitization bonds related to Texas restructuring law. Management has concluded that TCC is the primary beneficiary of Transition Funding because TCC has the power to direct the most significant activities of the VIE and TCC's equity interest could potentially be significant. Therefore, TCC is required to consolidate Transition Funding. The securitized bonds totaled $1.8 billion and $1.8 billion at June 30, 2011 and December 31, 2010, respectively, and are included in current and long-term debt on the Condensed Consolidated Balance Sheets. Transition Funding has securitized transition assets of $1.7 billion and $1.7 billion at June 30, 2011 and December 31 2010, respectively, which are presented separately on the face of the Condensed Consolidated Balance Sheets. The securitized transition assets represent the right to impose and collect Texas true-up costs from customers receiving electric transmission or distribution service from TCC under recovery mechanisms approved by the PUCT. The securitization bonds are payable only from and secured by the securitized transition assets. The bondholders have no recourse to TCC or any other AEP entity. TCC acts as the servicer for Transition Funding's securitized transition asset and remits all related amounts collected from customers to Transition Funding for interest and principal payments on the securitization bonds and related costs.

The balances below represent the assets and liabilities of the VIEs that are consolidated. These balances include intercompany transactions that are eliminated upon consolidation.

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
June 30, 2011
(in millions)

	SWEPCo	I&M	Protected Cell		Transition
	Sabine	DCC Fuel	of EIS	AEP Credit	Funding
ASSETS
Current Assets	$42	$85	$125	$1,010	$197
Net Property, Plant and Equipment	140	127	-	-	-
Other Noncurrent Assets	34	80	7	-	1,678
Total Assets	$216	$292	$132	$1,010	$1,875

LIABILITIES AND EQUITY
Current Liabilities	$46	$76	$39	$925	$224
Noncurrent Liabilities	170	216	78	1	1,637
Equity	-	-	15	84	14
Total Liabilities and Equity	$216	$292	$132	$1,010	$1,875

AMERICAN ELECTRIC POWER COMPANY, INC. AND SUBSIDIARY COMPANIES
VARIABLE INTEREST ENTITIES
December 31, 2010
(in millions)

	SWEPCo	I&M	Protected Cell		Transition
	Sabine	DCC Fuel	of EIS	AEP Credit	Funding
ASSETS
Current Assets	$50	$92	$131	$924	$214
Net Property, Plant and Equipment	139	173	-	-	-
Other Noncurrent Assets	34	112	1	10	1,746
Total Assets	$223	$377	$132	$934	$1,960

LIABILITIES AND EQUITY
Current Liabilities	$33	$79	$33	$886	$221
Noncurrent Liabilities	190	298	85	1	1,725
Equity	-	-	14	47	14
Total Liabilities and Equity	$223	$377	$132	$934	$1,960

DHLC is a mining operator that sells 50% of the lignite produced to SWEPCo and 50% to CLECO. SWEPCo and CLECO share the executive board seats and its voting rights equally. Each entity guarantees 50% of DHLC's debt. SWEPCo and CLECO equally approve DHLC's annual budget. The creditors of DHLC have no recourse to any AEP entity other than SWEPCo. As SWEPCo is the sole equity owner of DHLC, it receives 100% of the management fee. SWEPCo's total billings from DHLC for the three months ended June 30, 2011 and 2010 were $15 million and $13 million, respectively, and for the six months ended June 30, 2011 and 2010 were $29 million and $26 million, respectively. We are not required to consolidate DHLC as we are not the primary beneficiary, although we hold a significant variable interest in DHLC. Our equity investment in DHLC is included in Deferred Charges and Other Noncurrent Assets on our Condensed Consolidated Balance Sheets.

Our investment in DHLC was:

	June 30, 2011		December 31, 2010
	As Reported on		As Reported on
	the Consolidated	Maximum	the Consolidated	Maximum
	Balance Sheet	Exposure	Balance Sheet	Exposure

	(in millions)
Capital Contribution from SWEPCo	$8	$8	$6	$6
Retained Earnings	1	1	2	2
SWEPCo's Guarantee of Debt	-	54	-	48

Total Investment in DHLC	$9	$63	$8	$56

We and Allegheny Energy Inc. (AYE) have a joint venture in Potomac-Appalachian Transmission Highline, LLC (PATH). In February 2011, FirstEnergy Corp. (FirstEnergy) completed its merger with AYE, under which AYE became a wholly-owned subsidiary of FirstEnergy. Also, in February 2011, PJM directed that work on the PATH project be suspended. PATH is a series limited liability company and was created to construct a high-voltage transmission line project in the PJM region. PATH consists of the “West Virginia Series (PATH-WV),” owned equally by AYE and AEP, and the “Allegheny Series” which is 100% owned by AYE. Provisions exist within the PATH-WV agreement that make it a VIE. The “Allegheny Series” is not considered a VIE. We are not required to consolidate PATH-WV as we are not the primary beneficiary, although we hold a significant variable interest in PATH-WV. Our equity investment in PATH-WV is included in Deferred Charges and Other Noncurrent Assets on our Condensed Consolidated Balance Sheets. We and AYE share the returns and losses equally in PATH-WV. Our subsidiaries and AYE's subsidiaries provide services to the PATH companies through service agreements. As of June 30, 2011, PATH-WV had no debt outstanding. However, when debt is issued, the debt to equity ratio in each series should be consistent with other regulated utilities. The entities recover costs through regulated rates.

Given the structure of the entity, we may be required to provide future financial support to PATH-WV in the form of a capital call. This would be considered an increase to our investment in the entity. Our maximum exposure to loss is to the extent of our investment. The likelihood of such a loss is remote since the FERC approved PATH-WV's request for regulatory recovery of cost and a return on the equity invested.

Our investment in PATH-WV was:

	June 30, 2011		December 31, 2010
	As Reported on		As Reported on
	the Consolidated	Maximum	the Consolidated	Maximum
	Balance Sheet	Exposure	Balance Sheet	Exposure

		(in millions)
Capital Contribution from AEP	$19	$19	$18	$18
Retained Earnings	8	8	6	6

Total Investment in PATH-WV	$27	$27	$24	$24

Earnings Per Share (EPS)

Basic earnings per common share is calculated by dividing net earnings available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share is calculated by adjusting the weighted average outstanding common shares, assuming conversion of all potentially dilutive stock options and awards.

The following table presents our basic and diluted EPS calculations included on our Condensed Consolidated Statements of Income:

	Three Months Ended June 30,
	2011		2010

	(in millions, except per share data)
		$/share		$/share
Earnings Applicable to AEP Common Shareholders	$352		$136

Weighted Average Number of Basic Shares Outstanding	481.9	$0.73	479.1	$0.28
Weighted Average Dilutive Effect of:
Stock Options	0.1	-	-	-
Restricted Stock Units	0.2	-	0.1	-
Weighted Average Number of Diluted Shares Outstanding	482.2	$0.73	479.2	$0.28

	Six Months Ended June 30,
	2011		2010
	(in millions, except per share data)
		$/share		$/share
Earnings Applicable to AEP Common Shareholders	$705		$480

Weighted Average Number of Basic Shares Outstanding	481.5	$1.46	478.7	$1.00
Weighted Average Dilutive Effect of:
Performance Share Units	-	-	0.1	-
Stock Options	0.1	-	0.1	-
Restricted Stock Units	0.2	-	0.1	-
Weighted Average Number of Diluted Shares Outstanding	481.8	$1.46	479.0	$1.00

The assumed conversion of stock options does not affect net earnings for purposes of calculating diluted earnings per share.

Options to purchase 70,050 and 432,366 shares of common stock were outstanding at June 30, 2011 and 2010, respectively, but were not included in the computation of diluted earnings per share attributable to AEP common shareholders. Since the options' exercise prices were greater than the average market price of the common shares, the effect would have been antidilutive.

Appalachian Power Co [Member]
Significant Accounting Matters [Abstract]
Significant Accounting Matters

1. SIGNIFICANT ACCOUNTING MATTERS

General

The unaudited condensed financial statements and footnotes were prepared in accordance with GAAP for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP for complete annual financial statements.

In the opinion of management, the unaudited condensed interim financial statements reflect all normal and recurring accruals and adjustments necessary for a fair presentation of the net income, financial position and cash flows for the interim periods for each Registrant Subsidiary. Net income for the three and six months ended June 30, 2011 is not necessarily indicative of results that may be expected for the year ending December 31, 2011. The condensed financial statements are unaudited and should be read in conjunction with the audited 2010 financial statements and notes thereto, which are included in the Registrant Subsidiaries' Annual Reports on Form 10-K for the year ended December 31, 2010 as filed with the SEC on February 25, 2011.

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

SWEPCo is the primary beneficiary of Sabine. I&M is the primary beneficiary of DCC Fuel. APCo, CSPCo, I&M, OPCo, PSO and SWEPCo each hold a significant variable interest in AEPSC. I&M and CSPCo each hold a significant variable interest in AEGCo. SWEPCo holds a significant variable interest in DHLC.

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to its activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
Company	2011	2010	2011	2010
	(in thousands)
APCo	$47,352	$66,769	$92,293	$126,158
CSPCo	28,456	39,883	54,501	74,494
I&M	31,006	40,932	62,834	75,180
OPCo	44,536	62,675	82,368	111,779
PSO	21,130	31,443	40,548	55,179
SWEPCo	31,560	43,636	61,393	78,537

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	June 30, 2011		December 31, 2010
	As Reported on the	Maximum	As Reported on the	Maximum
Company	Balance Sheet	Exposure	Balance Sheet	Exposure
	(in thousands)
APCo	$17,942	$17,942	$23,230	$23,230
CSPCo	11,581	11,581	12,676	12,676
I&M	11,674	11,674	12,980	12,980
OPCo	17,010	17,010	16,927	16,927
PSO	8,119	8,119	9,384	9,384
SWEPCo	11,932	11,932	14,465	14,465

Columbus Southern Power Co [Member]
Significant Accounting Matters [Abstract]
Significant Accounting Matters

1. SIGNIFICANT ACCOUNTING MATTERS

General

The unaudited condensed financial statements and footnotes were prepared in accordance with GAAP for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP for complete annual financial statements.

In the opinion of management, the unaudited condensed interim financial statements reflect all normal and recurring accruals and adjustments necessary for a fair presentation of the net income, financial position and cash flows for the interim periods for each Registrant Subsidiary. Net income for the three and six months ended June 30, 2011 is not necessarily indicative of results that may be expected for the year ending December 31, 2011. The condensed financial statements are unaudited and should be read in conjunction with the audited 2010 financial statements and notes thereto, which are included in the Registrant Subsidiaries' Annual Reports on Form 10-K for the year ended December 31, 2010 as filed with the SEC on February 25, 2011.

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

SWEPCo is the primary beneficiary of Sabine. I&M is the primary beneficiary of DCC Fuel. APCo, CSPCo, I&M, OPCo, PSO and SWEPCo each hold a significant variable interest in AEPSC. I&M and CSPCo each hold a significant variable interest in AEGCo. SWEPCo holds a significant variable interest in DHLC.

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to its activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
Company	2011	2010	2011	2010
	(in thousands)
APCo	$47,352	$66,769	$92,293	$126,158
CSPCo	28,456	39,883	54,501	74,494
I&M	31,006	40,932	62,834	75,180
OPCo	44,536	62,675	82,368	111,779
PSO	21,130	31,443	40,548	55,179
SWEPCo	31,560	43,636	61,393	78,537

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	June 30, 2011		December 31, 2010
	As Reported on the	Maximum	As Reported on the	Maximum
Company	Balance Sheet	Exposure	Balance Sheet	Exposure
	(in thousands)
APCo	$17,942	$17,942	$23,230	$23,230
CSPCo	11,581	11,581	12,676	12,676
I&M	11,674	11,674	12,980	12,980
OPCo	17,010	17,010	16,927	16,927
PSO	8,119	8,119	9,384	9,384
SWEPCo	11,932	11,932	14,465	14,465

AEGCo, a wholly-owned subsidiary of AEP, is consolidated by AEP. AEGCo owns a 50% ownership interest in Rockport Plant Unit 1, leases a 50% interest in Rockport Plant Unit 2 and owns 100% of the Lawrenceburg Generating Station. AEGCo sells all the output from the Rockport Plant to I&M and KPCo. AEGCo leases the Lawrenceburg Generating Station to CSPCo. AEP guarantees all the debt obligations of AEGCo. I&M and CSPCo are considered to have a significant interest in AEGCo due to these transactions. I&M and CSPCo are exposed to losses to the extent they cannot recover the costs of AEGCo through their normal business operations. In the event AEGCo would require financing or other support outside the billings to I&M, CSPCo and KPCo, this financing would be provided by AEP. For additional information regarding AEGCo's lease, see the “Rockport Lease” section of Note 13 in the 2010 Annual Report.

Total billings from AEGCo were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
Company	2011	2010	2011	2010
	(in thousands)
CSPCo	$40,983	$21,474	$92,017	$36,701
I&M	49,852	48,502	102,673	104,651

The carrying amount and classification of variable interest in AEGCo's accounts payable are as follows:

	June 30, 2011		December 31, 2010
	As Reported in		As Reported in
	the Consolidated	Maximum	the Consolidated	Maximum
Company	Balance Sheet	Exposure	Balance Sheet	Exposure
	(in thousands)
CSPCo	$13,392	$13,392	$18,165	$18,165
I&M	26,956	26,956	27,899	27,899

Indiana Michigan Power Co [Member]
Significant Accounting Matters [Abstract]
Significant Accounting Matters

1. SIGNIFICANT ACCOUNTING MATTERS

General

The unaudited condensed financial statements and footnotes were prepared in accordance with GAAP for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP for complete annual financial statements.

In the opinion of management, the unaudited condensed interim financial statements reflect all normal and recurring accruals and adjustments necessary for a fair presentation of the net income, financial position and cash flows for the interim periods for each Registrant Subsidiary. Net income for the three and six months ended June 30, 2011 is not necessarily indicative of results that may be expected for the year ending December 31, 2011. The condensed financial statements are unaudited and should be read in conjunction with the audited 2010 financial statements and notes thereto, which are included in the Registrant Subsidiaries' Annual Reports on Form 10-K for the year ended December 31, 2010 as filed with the SEC on February 25, 2011.

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

SWEPCo is the primary beneficiary of Sabine. I&M is the primary beneficiary of DCC Fuel. APCo, CSPCo, I&M, OPCo, PSO and SWEPCo each hold a significant variable interest in AEPSC. I&M and CSPCo each hold a significant variable interest in AEGCo. SWEPCo holds a significant variable interest in DHLC.

I&M has a nuclear fuel lease agreement with DCC Fuel LLC, DCC Fuel II LLC and DCC Fuel III LLC (collectively DCC Fuel). DCC Fuel was formed for the purpose of acquiring, owning and leasing nuclear fuel to I&M. DCC Fuel purchased the nuclear fuel from I&M with funds received from the issuance of notes to financial institutions. Each entity is a single-lessee leasing arrangement with only one asset and is capitalized with all debt. DCC Fuel LLC, DCC Fuel II LLC and DCC Fuel III LLC are separate legal entities from I&M, the assets of which are not available to satisfy the debts of I&M. Payments on DCC Fuel LLC and DCC Fuel II LLC leases are made semi-annually and began in April 2010 and October 2010, respectively. Payments on the DCC Fuel III LLC lease are made monthly and began in January 2011. Payments on the DCC Fuel leases for the three months ended June 30, 2011 and 2010 were $38 million and $22 million, respectively, and for the six months ended June 30, 2011 and 2010 were $43 million and $22 million, respectively. The leases were recorded as capital leases on I&M's balance sheet as title to the nuclear fuel transfers to I&M at the end of the 48, 54 and 54 month lease term, respectively. Based on I&M's control of DCC Fuel, management concluded that I&M is the primary beneficiary and is required to consolidate DCC Fuel. The capital leases are eliminated upon consolidation. See the tables below for the classification of DCC Fuel's assets and liabilities on I&M's Condensed Consolidated Balance Sheets.

The balances below represent the assets and liabilities of DCC Fuel that are consolidated. These balances include intercompany transactions that are eliminated upon consolidation.

INDIANA MICHIGAN POWER COMPANY AND SUBSIDIARIES
VARIABLE INTEREST ENTITIES
June 30, 2011 and December 31, 2010
(in millions)
	DCC Fuel
ASSETS	2011	2010
Current Assets	$85	$92
Net Property, Plant and Equipment	127	173
Other Noncurrent Assets	80	112
Total Assets	$292	$377

LIABILITIES AND EQUITY
Current Liabilities	$76	$79
Noncurrent Liabilities	216	298
Total Liabilities and Equity	$292	$377

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to its activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
Company	2011	2010	2011	2010
	(in thousands)
APCo	$47,352	$66,769	$92,293	$126,158
CSPCo	28,456	39,883	54,501	74,494
I&M	31,006	40,932	62,834	75,180
OPCo	44,536	62,675	82,368	111,779
PSO	21,130	31,443	40,548	55,179
SWEPCo	31,560	43,636	61,393	78,537

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	June 30, 2011		December 31, 2010
	As Reported on the	Maximum	As Reported on the	Maximum
Company	Balance Sheet	Exposure	Balance Sheet	Exposure
	(in thousands)
APCo	$17,942	$17,942	$23,230	$23,230
CSPCo	11,581	11,581	12,676	12,676
I&M	11,674	11,674	12,980	12,980
OPCo	17,010	17,010	16,927	16,927
PSO	8,119	8,119	9,384	9,384
SWEPCo	11,932	11,932	14,465	14,465

AEGCo, a wholly-owned subsidiary of AEP, is consolidated by AEP. AEGCo owns a 50% ownership interest in Rockport Plant Unit 1, leases a 50% interest in Rockport Plant Unit 2 and owns 100% of the Lawrenceburg Generating Station. AEGCo sells all the output from the Rockport Plant to I&M and KPCo. AEGCo leases the Lawrenceburg Generating Station to CSPCo. AEP guarantees all the debt obligations of AEGCo. I&M and CSPCo are considered to have a significant interest in AEGCo due to these transactions. I&M and CSPCo are exposed to losses to the extent they cannot recover the costs of AEGCo through their normal business operations. In the event AEGCo would require financing or other support outside the billings to I&M, CSPCo and KPCo, this financing would be provided by AEP. For additional information regarding AEGCo's lease, see the “Rockport Lease” section of Note 13 in the 2010 Annual Report.

Total billings from AEGCo were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
Company	2011	2010	2011	2010
	(in thousands)
CSPCo	$40,983	$21,474	$92,017	$36,701
I&M	49,852	48,502	102,673	104,651

The carrying amount and classification of variable interest in AEGCo's accounts payable are as follows:

	June 30, 2011		December 31, 2010
	As Reported in		As Reported in
	the Consolidated	Maximum	the Consolidated	Maximum
Company	Balance Sheet	Exposure	Balance Sheet	Exposure
	(in thousands)
CSPCo	$13,392	$13,392	$18,165	$18,165
I&M	26,956	26,956	27,899	27,899

Ohio Power Co [Member]
Significant Accounting Matters [Abstract]
Significant Accounting Matters

1. SIGNIFICANT ACCOUNTING MATTERS

General

The unaudited condensed financial statements and footnotes were prepared in accordance with GAAP for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP for complete annual financial statements.

In the opinion of management, the unaudited condensed interim financial statements reflect all normal and recurring accruals and adjustments necessary for a fair presentation of the net income, financial position and cash flows for the interim periods for each Registrant Subsidiary. Net income for the three and six months ended June 30, 2011 is not necessarily indicative of results that may be expected for the year ending December 31, 2011. The condensed financial statements are unaudited and should be read in conjunction with the audited 2010 financial statements and notes thereto, which are included in the Registrant Subsidiaries' Annual Reports on Form 10-K for the year ended December 31, 2010 as filed with the SEC on February 25, 2011.

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

SWEPCo is the primary beneficiary of Sabine. I&M is the primary beneficiary of DCC Fuel. APCo, CSPCo, I&M, OPCo, PSO and SWEPCo each hold a significant variable interest in AEPSC. I&M and CSPCo each hold a significant variable interest in AEGCo. SWEPCo holds a significant variable interest in DHLC.

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to its activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
Company	2011	2010	2011	2010
	(in thousands)
APCo	$47,352	$66,769	$92,293	$126,158
CSPCo	28,456	39,883	54,501	74,494
I&M	31,006	40,932	62,834	75,180
OPCo	44,536	62,675	82,368	111,779
PSO	21,130	31,443	40,548	55,179
SWEPCo	31,560	43,636	61,393	78,537

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	June 30, 2011		December 31, 2010
	As Reported on the	Maximum	As Reported on the	Maximum
Company	Balance Sheet	Exposure	Balance Sheet	Exposure
	(in thousands)
APCo	$17,942	$17,942	$23,230	$23,230
CSPCo	11,581	11,581	12,676	12,676
I&M	11,674	11,674	12,980	12,980
OPCo	17,010	17,010	16,927	16,927
PSO	8,119	8,119	9,384	9,384
SWEPCo	11,932	11,932	14,465	14,465

Public Service Co Of Oklahoma [Member]
Significant Accounting Matters [Abstract]
Significant Accounting Matters

1. SIGNIFICANT ACCOUNTING MATTERS

General

The unaudited condensed financial statements and footnotes were prepared in accordance with GAAP for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP for complete annual financial statements.

In the opinion of management, the unaudited condensed interim financial statements reflect all normal and recurring accruals and adjustments necessary for a fair presentation of the net income, financial position and cash flows for the interim periods for each Registrant Subsidiary. Net income for the three and six months ended June 30, 2011 is not necessarily indicative of results that may be expected for the year ending December 31, 2011. The condensed financial statements are unaudited and should be read in conjunction with the audited 2010 financial statements and notes thereto, which are included in the Registrant Subsidiaries' Annual Reports on Form 10-K for the year ended December 31, 2010 as filed with the SEC on February 25, 2011.

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

SWEPCo is the primary beneficiary of Sabine. I&M is the primary beneficiary of DCC Fuel. APCo, CSPCo, I&M, OPCo, PSO and SWEPCo each hold a significant variable interest in AEPSC. I&M and CSPCo each hold a significant variable interest in AEGCo. SWEPCo holds a significant variable interest in DHLC.

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to its activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
Company	2011	2010	2011	2010
	(in thousands)
APCo	$47,352	$66,769	$92,293	$126,158
CSPCo	28,456	39,883	54,501	74,494
I&M	31,006	40,932	62,834	75,180
OPCo	44,536	62,675	82,368	111,779
PSO	21,130	31,443	40,548	55,179
SWEPCo	31,560	43,636	61,393	78,537

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	June 30, 2011		December 31, 2010
	As Reported on the	Maximum	As Reported on the	Maximum
Company	Balance Sheet	Exposure	Balance Sheet	Exposure
	(in thousands)
APCo	$17,942	$17,942	$23,230	$23,230
CSPCo	11,581	11,581	12,676	12,676
I&M	11,674	11,674	12,980	12,980
OPCo	17,010	17,010	16,927	16,927
PSO	8,119	8,119	9,384	9,384
SWEPCo	11,932	11,932	14,465	14,465

Southwestern Electric Power Co [Member]
Significant Accounting Matters [Abstract]
Significant Accounting Matters

1. SIGNIFICANT ACCOUNTING MATTERS

General

The unaudited condensed financial statements and footnotes were prepared in accordance with GAAP for interim financial information and with the instructions to Form 10-Q and Article 10 of Regulation S-X of the SEC. Accordingly, they do not include all of the information and footnotes required by GAAP for complete annual financial statements.

In the opinion of management, the unaudited condensed interim financial statements reflect all normal and recurring accruals and adjustments necessary for a fair presentation of the net income, financial position and cash flows for the interim periods for each Registrant Subsidiary. Net income for the three and six months ended June 30, 2011 is not necessarily indicative of results that may be expected for the year ending December 31, 2011. The condensed financial statements are unaudited and should be read in conjunction with the audited 2010 financial statements and notes thereto, which are included in the Registrant Subsidiaries' Annual Reports on Form 10-K for the year ended December 31, 2010 as filed with the SEC on February 25, 2011.

Variable Interest Entities

The accounting guidance for “Variable Interest Entities” is a consolidation model that considers if a company has a controlling financial interest in a VIE. A controlling financial interest will have both (a) the power to direct the activities of a VIE that most significantly impact the VIE's economic performance and (b) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Entities are required to consolidate a VIE when it is determined that they have a controlling financial interest in a VIE and therefore, are the primary beneficiary of that VIE, as defined by the accounting guidance for “Variable Interest Entities.” In determining whether they are the primary beneficiary of a VIE, management considers for each Registrant Subsidiary factors such as equity at risk, the amount of the VIE's variability the Registrant Subsidiary absorbs, guarantees of indebtedness, voting rights including kick-out rights, the power to direct the VIE and other factors. Management believes that significant assumptions and judgments were applied consistently. In addition, the Registrant Subsidiaries have not provided financial or other support to any VIE that was not previously contractually required.

SWEPCo is the primary beneficiary of Sabine. I&M is the primary beneficiary of DCC Fuel. APCo, CSPCo, I&M, OPCo, PSO and SWEPCo each hold a significant variable interest in AEPSC. I&M and CSPCo each hold a significant variable interest in AEGCo. SWEPCo holds a significant variable interest in DHLC.

Sabine is a mining operator providing mining services to SWEPCo. SWEPCo has no equity investment in Sabine but is Sabine's only customer. SWEPCo guarantees the debt obligations and lease obligations of Sabine. Under the terms of the note agreements, substantially all assets are pledged and all rights under the lignite mining agreement are assigned to SWEPCo. The creditors of Sabine have no recourse to any AEP entity other than SWEPCo. Under the provisions of the mining agreement, SWEPCo is required to pay, as a part of the cost of lignite delivered, an amount equal to mining costs plus a management fee. In addition, SWEPCo determines how much coal will be mined for each year. Based on these facts, management concluded that SWEPCo is the primary beneficiary and is required to consolidate Sabine. SWEPCo's total billings from Sabine for the three months ended June 30, 2011 and 2010 were $30 million and $30 million, respectively, and for the six months ended June 30, 2011 and 2010 were $64 million and $73 million, respectively. See the tables below for the classification of Sabine's assets and liabilities on SWEPCo's Condensed Consolidated Balance Sheets.

The balances below represent the assets and liabilities of Sabine that are consolidated. These balances include intercompany transactions that are eliminated upon consolidation.

SOUTHWESTERN ELECTRIC POWER COMPANY CONSOLIDATED
VARIABLE INTEREST ENTITIES
June 30, 2011 and December 31, 2010
(in millions)
	Sabine
ASSETS	2011	2010
Current Assets	$42	$50
Net Property, Plant and Equipment	140	139
Other Noncurrent Assets	34	34
Total Assets	$216	$223

LIABILITIES AND EQUITY
Current Liabilities	$46	$33
Noncurrent Liabilities	170	190
Total Liabilities and Equity	$216	$223

DHLC is a mining operator which sells 50% of the lignite produced to SWEPCo and 50% to CLECO. SWEPCo and CLECO share the executive board seats and its voting rights equally. Each entity guarantees a 50% share of DHLC's debt. SWEPCo and CLECO equally approve DHLC's annual budget. The creditors of DHLC have no recourse to any AEP entity other than SWEPCo. As SWEPCo is the sole equity owner of DHLC, it receives 100% of the management fee. SWEPCo's total billings from DHLC for the three months ended June 30, 2011 and 2010 were $15 million and $13 million, respectively, and for the six months ended June 30, 2011 and 2010 were $29 million and $26 million, respectively. SWEPCo is not required to consolidate DHLC as it is not the primary beneficiary, although SWEPCo holds a significant variable interest in DHLC. SWEPCo's equity investment in DHLC is included in Deferred Charges and Other Noncurrent Assets on SWEPCo's Condensed Consolidated Balance Sheets.

SWEPCo's investment in DHLC was:

	June 30, 2011		December 31, 2010
	As Reported on		As Reported on
	the Consolidated	Maximum	the Consolidated	Maximum
	Balance Sheet	Exposure	Balance Sheet	Exposure

	(in millions)
Capital Contribution from SWEPCo	$8	$8	$6	$6
Retained Earnings	1	1	2	2
SWEPCo's Guarantee of Debt	-	54	-	48

Total Investment in DHLC	$9	$63	$8	$56

AEPSC provides certain managerial and professional services to AEP's subsidiaries. AEP is the sole equity owner of AEPSC. AEP management controls the activities of AEPSC. The costs of the services are based on a direct charge or on a prorated basis and billed to the AEP subsidiary companies at AEPSC's cost. AEP subsidiaries have not provided financial or other support outside of the reimbursement of costs for services rendered. AEPSC finances its operations through cost reimbursement from other AEP subsidiaries. There are no other terms or arrangements between AEPSC and any of the AEP subsidiaries that could require additional financial support from an AEP subsidiary or expose them to losses outside of the normal course of business. AEPSC and its billings are subject to regulation by the FERC. AEP subsidiaries are exposed to losses to the extent they cannot recover the costs of AEPSC through their normal business operations. AEP subsidiaries are considered to have a significant interest in AEPSC due to its activity in AEPSC's cost reimbursement structure. However, AEP subsidiaries do not have control over AEPSC. AEPSC is consolidated by AEP. In the event AEPSC would require financing or other support outside the cost reimbursement billings, this financing would be provided by AEP.

Total AEPSC billings to the Registrant Subsidiaries were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
Company	2011	2010	2011	2010
	(in thousands)
APCo	$47,352	$66,769	$92,293	$126,158
CSPCo	28,456	39,883	54,501	74,494
I&M	31,006	40,932	62,834	75,180
OPCo	44,536	62,675	82,368	111,779
PSO	21,130	31,443	40,548	55,179
SWEPCo	31,560	43,636	61,393	78,537

The carrying amount and classification of variable interest in AEPSC's accounts payable are as follows:

	June 30, 2011		December 31, 2010
	As Reported on the	Maximum	As Reported on the	Maximum
Company	Balance Sheet	Exposure	Balance Sheet	Exposure
	(in thousands)
APCo	$17,942	$17,942	$23,230	$23,230
CSPCo	11,581	11,581	12,676	12,676
I&M	11,674	11,674	12,980	12,980
OPCo	17,010	17,010	16,927	16,927
PSO	8,119	8,119	9,384	9,384
SWEPCo	11,932	11,932	14,465	14,465